Income Taxes - Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 96	$ 96
Lease liabilities	230	0
Asset retirement obligation	45	43
Other	84	114
Total deferred tax assets	455	253
Less valuation allowance	(90)	(75)
Net deferred tax assets	365	178
Deferred tax liabilities
Property, plant and equipment	284	299
Licenses/intangibles	230	207
Partnership investments	131	133
Lease assets	206	0
Other	21	49
Total deferred tax liabilities	872	688
Net deferred income tax liability	$ 507	$ 510